Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of reconciliation of the effective tax rate

	2024	2023	2022
Profit before income tax	30,043	49,994	11,170
Tax calculated at the applicable tax rate	(3,755)	(6,235)	(1,396)
Effect of different tax rates in other countries	(218)	(226)	146
Tax effect of expenses not deductible for tax purposes and non-taxable income	(3,060)	(1,372)	(15,004)
Tax effect of deductions under special tax regimes	4,624	5,472	11,620
Tax effect of tax losses brought forward	350	620	2,011
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(350)	(620)	(372)
Overseas tax in excess of credit claim used during the period	(2,115)	(1,515)	(786)
Underprovision of tax liability	—	(20)	—
Tax credits used	15	21	23
Special contribution for the defence fund	—	(4)	(2)
Income tax expense	(4,509)	(3,879)	(3,760)